Components of AOCI (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Noncontrolling Interest	Dec. 31, 2011 Noncontrolling Interest	Dec. 31, 2010 Noncontrolling Interest	Jun. 30, 2013 Accumulated Net Unrealized Investment Gain (Loss)	Dec. 31, 2012 Accumulated Net Unrealized Investment Gain (Loss)	Dec. 31, 2012 Accumulated Net Unrealized Investment Gain (Loss) Noncontrolling Interest	Dec. 31, 2011 Accumulated Net Unrealized Investment Gain (Loss) Noncontrolling Interest	Dec. 31, 2010 Accumulated Net Unrealized Investment Gain (Loss) Noncontrolling Interest	Jun. 30, 2013 Accumulated Translation Adjustment [Member]	Dec. 31, 2012 Accumulated Translation Adjustment [Member]	Dec. 31, 2012 Accumulated Translation Adjustment [Member] Noncontrolling Interest	Dec. 31, 2011 Accumulated Translation Adjustment [Member] Noncontrolling Interest	Dec. 31, 2010 Accumulated Translation Adjustment [Member] Noncontrolling Interest	Dec. 31, 2010 Unrealized loss on interest rate swap Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ 748	$ 0	$ 0	$ 1,964	$ (7)	$ (6,361)	$ 805		$ 1,906	$ 68	$ 130	$ (57)		$ 58	$ (75)	$ (57)	$ (6,434)
Accumulated other comprehensive income (pre IPO)		$ 0						$ 0					$ 0